Accounts receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable
Accounts receivable	$ 38,110,487	$ 45,083,689
Allowance for doubtful accounts	(3,699,890)	(5,731,281)
Accounts receivable, net	$ 34,410,597	$ 39,352,408